Warrants	12 Months Ended
Aug. 31, 2021
Warrants
Warrants

21. Warrants

Liability measured warrants having CAD exercise price

The following table reflects the continuity of the Company’s liability measured warrants for the years ended August 31, 2021, and 2020:

Amount
$

Balance at August 31, 2020	14,135,321
Issued on conversion of convertible debt	1,103,661
Exercised	(2,134,116)
Change in fair value	(9,037,108)
Foreign exchange	800,945
Balance, August 31, 2021	4,868,703

Amount
$

Balance at August 31, 2019	296,795
Issued in acquisition of Frankly	2,157,000
Issued on conversion of convertible debt	5,037,535
Issued in private placement of units	991,709
Exercised	(1,345,573)
Change in fair value	6,189,921
Foreign exchange	807,934
Balance, August 31, 2020	14,135,321

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The following table reflects the continuity of the Company’s outstanding liability measured warrants for the years ended August 31, 2021, and 2020:

		Weighted-average
	Number of	exercise price
	warrants	CAD
	#	$

Outstanding, August 31, 2020	2,405,369	9.60
Issued on conversion of convertible debt	175,331	7.50
Exercised	(901,060)	9.27
Expired	(226,797)	13.43
Oustanding as at August 31, 2021	1,452,843	8.96

	Number of	Weighted-average
		exercise price
	warrants	CAD
	#	$

Outstanding, August 31, 2019	29,318	448.50
Issued	1,990,890	8.45
Issued on acquisition of UMG	9,943	174.18
Issued in acquisition of Frankly	1,055,036	9.69
Exercised	(654,543)	7.50
Expired	(25,275)	551.26
Oustanding as at August 31, 2020	2,405,369	9.60

The following table reflects the liability measured warrants issued and outstanding as of August 31, 2021:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price CAD	Average remaining contractual life (years)
March 13, 2022	123,159	10.50	0.53
December 20, 2022	29,066	27.00	1.30
March 20, 2023	27,777	13.50	1.55
March 30, 2023	46,909	13.50	1.58
March 31, 2023	17,222	13.50	1.58
May 27, 2023	130,304	13.50	1.74
July 8, 2024	445,982	7.50	2.85
July 25, 2024	401,624	7.50	2.90
August 8, 2024	230,800	7.50	2.94
	1,452,843	$8.96	2.47

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

As of August 31, 2021, the fair value of the 1,452,843 liability measured warrants outstanding (August 31, 2020 – 2,405,369) was determined to be $4,868,703 (August 31, 2020 – $14,135,321) as calculated using the Black Scholes option pricing model with the following range of assumptions: 0.53 – 2.94 years (August 31, 2020 – 0.23 – 3.94) as expected average life; share price of CAD$8.42 (August 31, 2020 – CAD$11.65); exercise price of CAD$7.50 – CAD$27.00 (August 31, 2020 – CAD$7.50 – CAD$205.20); 70% - 90% expected volatility (August 31, 2020 – 115% - 136%); risk free interest rate of 0.28% - 0.63% (August 31, 2020 – 0.23% - 0.32%); and an expected dividend yield of 0%.

If all liability measured warrants outstanding and exercisable as of August 31, 2021, were exercised, the Company would receive cash from exercise of approximately CAD$13.0 million.

(a)	Liability measured warrants exercised during the year ended August 31, 2021

During the year ended August 31, 2021, the holders of 901,060 warrants exercised their right to convert the warrants into the Company’s common shares at an exercise price of CAD$7.50 - $9.75. As a result of the underlying exercise of warrants, the Company received $6,866,735 in cash proceeds and the intrinsic value of the underlying warrants at the date of exercise of $2,134,116 was transferred to share capital, for a total addition to share capital of $9,000,851.

(b)	Liability measured warrants issued during the year ended August 31, 2021

During the year ended August 31, 2021, the Company issued 175,331 warrants (August 31, 2020 – 1,739,613) in connection with conversion of convertible debt (Note 19(a) – 2019 Series), and nil warrants (August 31, 2020 – 251,277) in connection with the private placement of units (Note 22(c)), for a total number of 175,331 warrants issued (August 31, 2020 – 1,990,890 warrants issued, excluding warrants issued in connection with acquisitions as highlighted in the continuity above).

(c)	Liability measured warrants issued on conversion of convertible debt

2019 Series

During the year ended August 31, 2021, the Company issued 175,331 warrants (August 31, 2020 – 1,739,613) in conjunction with the conversion of convertible debt. The fair value of the 175,331 warrants (August 31, 2020 – 1,739,613) issued was determined to be $1,103,661 (August 31, 2020 – $5,037,535) as calculated using the Black Scholes option pricing model with the following assumptions:

A 3.36 – 3.90 years as expected average life (August 31, 2020 – 3.92 to 4.91); share price of CAD$9.50 – $12.33 (August 31, 2020 – CAD$7.05 – $25.65); exercise price of CAD$7.50 (August 31, 2020 – CAD$7.50); 98.5% - 136% expected volatility (August 31, 2020 – 136%); risk free interest rate of 0.25% - 0.54% (August 31, 2020 – 0.28% and 1.71%); and an expected dividend yield of 0% for both years.

Volatility is calculated using a weighted approach based on the changes in the Company’s historical stock price. The final fair value allocated to the warrants on conversion of convertible debt is based on a relative fair value allocation between the common shares issued and warrants issued on conversion.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

Equity measured warrants having USD exercise price

The following table reflects the continuity of the Company’s equity measured warrants for the year ended August 31, 2021. There were no equity measured warrants outstanding as of August 31, 2020:

Amount
$

Balance at August 31, 2020	-
Issued on conversion of convertible debt	4,256,114
Issued in private placement of convertible debt	618,916
Issued in private placement of units	7,373,806
Issued in private placement of units - transaction costs	(582,333)
Balance, August 31, 2021	11,666,503

The following table reflects the continuity of the Company’s outstanding equity measured warrants for the year ended August 31, 2021:

		Weighted-average
	Number of	exercise price
	warrants	USD
	#	$

Outstanding, August 31, 2020	-	-
Issued on conversion of convertible debt	1,134,305	15.0
Issued in private placement of convertible debt	224,719	15.00
Issued in private placement of units	2,377,272	15.00
Oustanding as at August 31, 2021	3,736,296	15.00

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

The following table reflects the equity measured warrants issued and outstanding as of August 31, 2021:

		Warrants outstanding
Expiry date	Number outstanding	Average exercise price USD	Average remaining contractual life (years)
November 20, 2022	224,719	15.00	1.22
January 8, 2024	1,868,787	15.00	2.36
January 22, 2024	522,898	15.00	2.39
February 24, 2024	1,058,227	15.00	2.48
August 19, 2024	49,999	15.00	2.97
September 15, 2024	11,666	15.00	3.04
	3,736,296	$15.00	2.34

If all equity measured warrants outstanding and exercisable as of August 31, 2021, were exercised, the Company would receive cash from exercise of approximately $56.0 million.

(a)	Equity measured warrants issued during the year ended August 31, 2021

During the year ended August 31, 2021, the Company issued 1,134,305 warrants (August 31, 2020 – nil) in connection with conversion of convertible debt (Note 19(a) – 2020 Series), 224,719 warrants (August 31, 2020 – nil) in connection with the private placement of convertible debentures (Note 19(f)) and 2,377,272 warrants (August 31, 2020 – nil) in connection with the private placement of units (Note 22(c)), for a total number of 3,736,296 warrants issued (August 31, 2020 – nil).

(b)	Equity measured warrants issued on conversion of convertible debt

2020 Series

During the year ended August 31, 2021, the Company issued 1,134,305 warrants (August 31, 2020 – nil) in conjunction with the conversion of convertible debt. The fair value of the 1,134,305 warrants issued was determined to be $4,256,114 as calculated using the Black Scholes option pricing model with the following assumptions:

A 3.00 – 3.50 years expected average life; share price of $7.79 – $11.17; exercise price of $15.00; 98.5% expected volatility; risk free interest rate of 0.29% - 0.57%; and an expected dividend yield of 0%.

Volatility is calculated using a weighted approach based on the changes in the Company’s historical stock price. The final fair value allocated to the warrants on conversion of convertible debt is based on a relative fair value allocation between the common shares and equity measured warrants.

(c)	Equity measured warrants issued on private placement of standby convertible debentures

During the year ended August 31, 2021, the Company issued 224,719 warrants in connection with the private placement of convertible debentures under its standby convertible debenture facility (Note 19(f)). The fair value of the 224,719 warrants issued was determined to be $618,916 as calculated using the Black Scholes option pricing model with the following assumptions:

A 2 years expected average life; share price of $5.63; exercise price of $15.00; 200% expected volatility; risk free interest rate of 0.16%; and an expected dividend yield of 0%.

Volatility is calculated using a weighted approach based on the changes in the Company’s historical stock price. The final fair value allocated to the warrants on conversion of convertible debt is based on a relative fair value allocation between the common shares issued and warrants issued on conversion.

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

(d)	Equity measured warrants issued on private placement of units

During the year ended August 31, 2021, the Company issued 2,377,272 warrants (August 31, 2020 – nil) in conjunction with the private placement of units. Of the 2,377,272 warrants issued, 191,387 were issued to finders as fees for services. The fair value of the 2,377,272 warrants issued (August 31, 2020 – nil) was determined to be $7,373,806 (August 31, 2020 – $nil) as calculated using the Black Scholes option pricing model with the following assumptions:

A 3.00 year expected average life (August 31, 2020 – nil); share price of $7.79 – $10.00 (August 31, 2020 – nil); exercise price of $15.00 (August 31, 2020 – nil); 98.5% expected volatility (August 31, 2021 – nil); risk free interest rate of 0.29% - 0.43% (August 31, 2020 – nil); and an expected dividend yield of 0%.

Of the $7,373,806 total fair value, $6,603,243 was the fair value of the 2,185,885 warrants issued for proceeds, with $770,563 being the fair value of the 191,387 warrants issued to finders. The amount recorded in contributed surplus of $6,791,473 represents the fair value of warrants issued of $7,373,806 less $582,333 for transaction costs allocated to the warrants issued.

Volatility is calculated using a weighted approach based on the changes in the Company’s historical stock price. The final fair value allocated to the warrants on the issuance of the units is based on a relative fair value allocation between the common shares issued and warrants issued.